Retained Earnings	12 Months Ended
Dec. 31, 2010
Retained Earnings [Abstract]
Retained Earnings

23.	Retained Earnings

Retained earnings consisted of the following as of December 31, 2009 and 2010:

	Korean Won (in millions)
	2009	2010

Appropriated retained earnings:
Legal reserve	1,974,846	2,204,140
Other statutory reserves	32,662	38,041
Unappropriated retained earnings	1,494,107	2,366,391

Total	3,501,615	4,608,572

The Financial Holding Companies Act requires the Company to appropriate as a legal reserve an amount equal to a minimum of 10% of annual net income in accordance with accounting principles generally accepted in the Republic of Korea (“Korean GAAP”) of each individual legal entity within the consolidated group of companies until such reserve equals 100% of its paid-in capital. This reserve is not available for payment of cash dividends but may be transferred to capital stock or used to reduce an accumulated deficit, if any, by an appropriate resolution of the Company’s board of directors.

The Company’s branches in Japan, Vietnam and Bangladesh are required to appropriate a statutory reserve. This reserve, included in the other statutory reserves, is used only to reduce any accumulated deficit related to the branches in Japan, Vietnam and Bangladesh.